                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05554

Morgan Stanley California Tax-Free Daily Income Trust
              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley California Tax-Free Daily Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the year ended December 31, 2004

MARKET CONDITIONS

The 12-month period under review began with interest rates at low levels not seen in more than four decades. With the surprisingly high March employment figures released in April, however, the market's expectations shifted to the likelihood of an imminent rate increase by the Federal Open Market Committee (the "Fed"). The Fed confirmed this expectation in June, when it began a series of increases in the federal funds rate target that continued through its December meeting. These increases, which occurred in a series of 25 basis point (0.25 percent) increments, took the federal funds rate to 2.25 percent by the end of the year.

The State of California continued to experience budget deficits, though these were somewhat offset by the State's successful issuance of more than $10 billion in deficit financing bonds. The ease with which the bonds were absorbed by the market was confirmation that the State's new fiscal path under Governor Schwarzenegger met with the market's approval. California's debt was also upgraded during the review period.

PERFORMANCE ANALYSIS

As of December 31, 2004, Morgan Stanley California Tax-Free Daily Income Trust had net assets of more than $195 million and an average portfolio maturity of 31 days. For the 12-month period ended December 31, 2004, the Fund provided a total return of 0.58 percent. For the seven-day period ended December 31, 2004, the Fund provided an effective annualized yield of 1.31 percent and a current yield of 1.30 percent, while its 30-day moving average yield for December was 1.06 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our primary strategy in managing the Fund was to adjust its portfolio in anticipation of rising interest rates. The Fund avoided securities with 12-month maturities in order to avoid locking in potentially lower interest rates. In their stead, the Fund emphasized bonds with variable rate coupons that automatically adjust to rising rates to capitalize on any increases. Among fixed rate investments, the Fund focused on tax-exempt commercial paper and municipal notes with shorter maturities in the four- to six-month range to maintain flexibility.

PORTFOLIO COMPOSITION

Variable Rate Municipal Obligations         79.3%
Tax-Exempt Commercial Paper                 11.6
Municipal Notes                              9.1

MATURITY SCHEDULE

  1 -  30 Days                              83.3%
 31 -  60 Days                               2.5
 61 -  90 Days                                --
 91 -  120 Days                              2.5
121+ Days                                   11.7

DATA AS OF DECEMBER 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS NET ASSETS IN HIGH QUALITY, SHORT-TERM SECURITIES THAT ARE MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL AND CALIFORNIA INCOME TAXES. THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/04 - 12/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                          07/01/04 -
                                                                     07/01/04          12/31/04            12/31/04
                                                                   -------------     -------------      ---------------
Actual (0.41% return)                                                $  1,000.00       $  1,004.10         $       3.07
Hypothetical (5% annual return before expenses)                      $  1,000.00       $  1,022.07         $       3.10

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.61% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIO WOULD HAVE BEEN 0.73%.

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

PRINCIPAL
AMOUNT IN                                                                              COUPON    DEMAND
THOUSANDS                                                                               RATE+     DATE*         VALUE
--------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL
             OBLIGATIONS (80.3%)
            ABAG Finance Authority for Nonprofit Corporations,
$ 2,000       Computer History Museum Ser 2002                                          2.05%   01/07/05   $     2,000,000
  4,500       Episcopal Homes Foundation Ser 2000 COPs                                  2.03    01/07/05         4,500,000
  3,950     California Department of Water Resources, Power
             Supply Ser B Subser B-1                                                    2.20    01/03/05         3,950,000
            California Economic Recovery,
  2,100       Ser 2004 A ROCs II-R Ser 280 (FGIC)                                       2.02    01/07/05         2,100,000
  1,000       Ser 2004 C-4                                                              2.20    01/03/05         1,000,000
  5,000       Ser 2004 C-13 (XLCA)                                                      1.98    01/07/05         5,000,000
            California Educational Facilities Authority,
  6,000       California Institute of Technology Ser 1994                               1.97    01/07/05         6,000,000
  8,275       Stanford University Ser L-2                                               1.85    01/07/05         8,275,000
  3,000       University of San Francisco Ser 2003                                      1.97    01/07/05         3,000,000
            California Health Facilities Financing Authority,
             Adventist Health System/West
  4,215       1998 Ser A (MBIA) & Ser B (MBIA)                                          2.20    01/03/05         4,215,000
  1,400       2002 Ser A                                                                2.19    01/03/05         1,400,000
  5,000     California Pollution Control Financing Authority,
             Chevron USA Inc Ser 1984 B                                                 1.60    06/15/05         5,000,063
            California Statewide Communities Development
             Authority,
  2,000       Chabad of California Ser 2004                                             2.06    01/07/05         2,000,000
  1,500       House Ear Institute 1993 Ser A COPs                                       2.21    01/03/05         1,500,000
  7,170     California Transit Finance Authority, Ser 1997 (FSA)                        2.00    01/07/05         7,170,000
  1,000     Fontana Unified School District, Ser 2002 COPs (FSA)                        1.96    01/07/05         1,000,000
  2,100     Hillsborough, Refg Ser 2000 A COPs                                          1.98    01/07/05         2,100,000
  1,100     Irvine Assessment District No 85-7, Improvement
             Bond Act 1915 (FSA)                                                        1.98    01/07/05         1,100,000
  5,000     Los Angeles Community Redevelopment Agency,
             Grand Promenade Ser 2002                                                   1.96    01/07/05         5,000,000
  3,700     Los Angeles County Metropolitan Transportation
             Authority, Prop C Sales Tax 2nd Ser 2004-A
             Eagle #20040046 (MBIA)                                                     2.02    01/07/05         3,700,000
            Los Angeles Department of Water & Power,
  8,000       Power System 2001 Ser B Subser B-1                                        2.00    01/07/05         8,000,000
  5,000       Water System 2001 Ser B Subser B-1                                        1.98    01/07/05         5,000,000
  5,000     Mountain View, Villa Mariposa Multifamily 1985 Ser A                        2.00    01/07/05         5,000,000
  1,100     M-S-R Public Power Agency, San Juan Sub Lien
             Ser 1998 F (MBIA)                                                          2.20    01/03/05         1,100,000
  9,600     Oakland-Alameda County Coliseum Authority,
             Oakland Coliseum 2000 Refg Ser C-2                                         1.95    01/07/05         9,600,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                              COUPON    DEMAND
THOUSANDS                                                                               RATE+     DATE*         VALUE
--------------------------------------------------------------------------------------------------------------------------
$ 7,000     Orange County Housing Authority, Oasis Martinique
             Refg 1998 Issue I                                                          1.97%   01/07/05   $     7,000,000
  5,000     Pasadena, City Hall & Park Improvement Ser 2003
             COPs (Ambac)                                                               2.00    01/07/05         5,000,000
  7,000     Pomona Redevelopment Agency, Park & Plaza
             Apartments Ser 1998 A                                                      1.96    01/07/05         7,000,000
  2,500     Roaring Fork Municipal Products, California Economic
             Recovery Class A Certificates Ser 2004 - 4 (FGIC).                         2.02    01/07/05         2,500,000
  5,515     Sacramento County, Administration Center &
             Courthouse Ser 1990 COPs                                                   2.00    01/07/05         5,515,000
  3,600     Sacramento County Sanitation Districts Financing
             Authority, Ser 2004 A Eagle #20040037
             Class A (Ambac)                                                            2.02    01/07/05         3,600,000
  1,550     San Diego Housing Authority, Paseo Point Apartments
             1994 Issue A                                                               1.95    01/07/05         1,550,000
  6,000     San Francisco City & County Redevelopment Agency,
             Bayside Village Multifamily Ser 1985 A                                     1.98    01/07/05         6,000,000
  2,500     San Jacinto Unified School District, Ser 1998
             COPs (FSA)                                                                 1.95    01/07/05         2,500,000
  4,500     Southern California Public Power Authority, Transmission
             Refg Ser 2001 A (FSA)                                                      1.95    01/07/05         4,500,000
  4,540     Turlock Irrigation District, Ser 1988 A                                     1.98    01/07/05         4,540,000
  3,530     Yucaipa Valley Water District, Water System Ser 2004
             COPs ROCs II-R Ser 2130 (MBIA)                                             2.02    01/07/05         3,530,000

            PUERTO RICO
  5,200     Puerto Rico Highway & Transportation Authority,
             Transportation 1998 Ser A (Ambac)                                          1.95    01/07/05         5,200,000
                                                                                                           ---------------
            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE
             MUNICIPAL OBLIGATIONS (COST $157,145,063)                                                         157,145,063
                                                                                                           ---------------

                                                                                               YIELD TO
                                                                                               MATURITY
                                                                          COUPON   MATURITY   ON DATE OF
                                                                           RATE      DATE      PURCHASE
                                                                         -------   --------   ----------
            CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (11.8%)
  5,000     East Bay Municipal Utility District, Water Ser 1988            1.80%   01/21/05      1.80%          5,000,000
  8,000     Los Angeles County Metropolitan Transportation
             Authority, 2nd Sub Sales Tax Ser A                            1.75    01/12/05      1.75           8,000,000
  5,000     San Diego County Water Authority, Ser I                        1.85    02/16/05      1.85           5,000,000

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                               YIELD TO
PRINCIPAL                                                                                      MATURITY
AMOUNT IN                                                                 COUPON   MATURITY   ON DATE OF
THOUSANDS                                                                  RATE      DATE      PURCHASE        VALUE
--------------------------------------------------------------------------------------------------------------------------
            PUERTO RICO
$ 5,000     Puerto Rico Government Development Bank,
             Ser 1996                                                      1.83%   04/07/05      1.83%     $     5,000,000
                                                                                                           ---------------
            TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
             (COST $23,000,000)                                                                                 23,000,000
                                                                                                           ---------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (9.3%)
  5,000     California, Ser 2004-2005 RANs, dtd 10/06/04                   3.00    06/30/05      1.74            5,030,809
  6,000     California School Cash Reserve Program Authority,
             2004 Pool Ser A, dtd 07/06/04                                 3.00    07/06/05      1.60            6,042,102
  4,000     Sacramento County, 2004 Ser A TRANs,
             dtd 07/01/04                                                  3.00    07/11/05      1.65            4,027,790
  1,500     Santa Cruz County, 2004-2005 A TRANs,
             dtd 07/07/04                                                  3.00    07/06/05      1.62            1,510,378
  1,500     Victor Valley Joint Union High School District,
             Ser 2004 TRANs, dtd 07/22/04                                  2.75    07/21/05      1.65            1,508,937
                                                                                                           ---------------
            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
             (COST $18,120,016)                                                                                 18,120,016
                                                                                                           ---------------

            TOTAL INVESTMENTS (COST $198,265,079) (a)                                           101.4%         198,265,079
            LIABILITIES IN EXCESS OF OTHER ASSETS                                                (1.4)          (2,695,888)
                                                                                                -----      ---------------
            NET ASSETS                                                                          100.0%     $   195,569,191
                                                                                                =====      ===============

----------
  COPs   CERTIFICATES OF PARTICIPATION.
  RANs   REVENUE ANTICIPATION NOTES.
  ROCs   RESET OPTION CERTIFICATES.
  TRANs  TAX AND REVENUE ANTICIPATION NOTES.
  +      RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31, 2004.
  *      DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
  (a)    COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:
  AMBAC  AMBAC ASSURANCE CORPORATION.
  FGIC   FINANCIAL GUARANTY INSURANCE COMPANY.
  FSA    FINANCIAL SECURITY ASSURANCE INC.
  MBIA   MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.
  XLCA   XL CAPITAL ASSURANCE INC.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

ASSETS:
Investments in securities, at value (cost $198,265,079)                            $  198,265,079
Cash                                                                                      113,675
Receivable for:
  Interest                                                                                545,205
  Shares of beneficial interest sold                                                      200,477
Prepaid expenses and other assets                                                          15,088
                                                                                   --------------
    TOTAL ASSETS                                                                      199,139,524
                                                                                   --------------
LIABILITIES:
Payable for:
  Investment purchased                                                                  3,000,162
  Shares of beneficial interest redeemed                                                  395,721
  Investment advisory fee                                                                  50,285
  Distribution fee                                                                         16,785
  Administration fee                                                                        8,392
Accrued expenses and other payables                                                        98,988
                                                                                   --------------
    TOTAL LIABILITIES                                                                   3,570,333
                                                                                   --------------
    NET ASSETS                                                                     $  195,569,191
                                                                                   ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                    $  195,567,328
Accumulated undistributed net investment income                                             1,863
                                                                                   --------------
    NET ASSETS                                                                     $  195,569,191
                                                                                   ==============
NET ASSET VALUE PER SHARE,
195,559,494 shares outstanding (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)     $         1.00
                                                                                   ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

NET INVESTMENT INCOME:

INTEREST INCOME                                                                    $    2,632,371
                                                                                   --------------

Expenses
Investment advisory fee                                                                 1,094,658
Distribution fee                                                                          221,706
Transfer agent fees and expenses                                                          107,283
Professional fees                                                                          68,968
Shareholder reports and notices                                                            43,573
Administration fee                                                                         16,360
Custodian fees                                                                             12,593
Registration fees                                                                          12,049
Trustees' fees and expenses                                                                10,278
Other                                                                                      12,640
                                                                                   --------------
    TOTAL EXPENSES                                                                      1,600,108
Less: amounts waived                                                                     (174,655)
Less: expense offset                                                                      (12,137)
                                                                                   --------------
    NET EXPENSES                                                                        1,413,316
                                                                                   --------------
NET INVESTMENT INCOME                                                              $    1,219,055
                                                                                   ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE YEAR        FOR THE YEAR
                                                                           ENDED               ENDED
                                                                      DECEMBER 31, 2004   DECEMBER 31, 2003
                                                                      -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                   $    1,219,055     $      820,301
Dividends to shareholders from net investment income                        (1,219,176)          (820,367)
Net decrease from transactions in shares of beneficial interest            (53,926,597)       (25,775,139)
                                                                        --------------     --------------

    NET DECREASE                                                           (53,926,718)       (25,775,205)

NET ASSETS:
Beginning of period                                                        249,495,909        275,271,114
                                                                        --------------     --------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$1,863 AND $1,984, RESPECTIVELY)                                        $  195,569,191     $  249,495,909
                                                                        ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley California Tax-Free Daily Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on April 25, 1988 and commenced operations on July 22, 1988.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Effective May 1, 2004, the Investment Adviser has agreed to assume all operating expenses and to waive the compensation provided for its Investment Advisory Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.60% of the daily net assets of the Fund.

3. PLAN OF DISTRIBUTION
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended December 31, 2004, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended December 31, 2004, aggregated $483,849,295 and $535,169,500, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At December 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $3,300.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended December 31, 2004, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,404. At December 31, 2004, the Fund had an accrued pension liability of $61,824 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                      FOR THE YEAR        FOR THE YEAR
                                                                         ENDED               ENDED
                                                                    DECEMBER 31, 2004   DECEMBER 31, 2003
                                                                    -----------------   -----------------
Shares sold                                                            378,819,047         387,832,372
Shares issued in reinvestment of dividends                               1,219,176             820,367
                                                                      ------------        ------------
                                                                       380,038,223         388,652,739
Shares redeemed                                                       (433,964,820)       (414,427,878)
                                                                      ------------        ------------
Net decrease in shares outstanding                                     (53,926,597)        (25,775,139)
                                                                      ============        ============

6. EXPENSE OFFSET
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------------
                                                          2004            2003            2002            2001            2000
                                                       ----------      ----------      ----------      ----------      ----------
SELECTED PER SHARE DATA:
Net asset value, beginning of period                   $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                                       ----------      ----------      ----------      ----------      ----------
Net income from investment operations                       0.006           0.003           0.007           0.017           0.028
Less dividends from net investment
 income                                                    (0.006)         (0.003)         (0.007)         (0.017)         (0.028)
                                                       ----------      ----------      ----------      ----------      ----------

Net asset value, end of period                         $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                                       ==========      ==========      ==========      ==========      ==========

TOTAL RETURN                                                 0.58%           0.33%           0.71%           1.76%           2.86%

RATIOS TO AVERAGE NET ASSETS:
Expenses (before expense offset)                             0.64%(2)        0.70%(1)        0.69%           0.69%           0.69%
Net investment income                                        0.55%(2)        0.33%           0.70%           1.72%           2.81%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                $  195,569      $  249,496      $  275,271      $  275,985      $  272,990

----------
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
(2) IF THE INVESTMENT MANAGER HAD NOT WAIVED A PORTION OF ITS FEE, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.72% AND 0.47%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley California Tax-Free Daily Income Trust (the "Fund"), including the portfolio of investments, as of December 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of the security owned as of December 31, 2004, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley California Tax-Free Daily Income Trust as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 14, 2005

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                              TERM OF                                       IN FUND
                               POSITION(S)  OFFICE AND                                      COMPLEX
  NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN         OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*          PAST 5 YEARS**          BY TRUSTEE***        HELD BY TRUSTEE
-----------------------------  -----------  ------------  ------------------------------  -------------  ---------------------------
Michael Bozic (63)             Trustee      Since         Private Investor; Director or   208            None.
c/o Kramer Levin Naftalis &                 April 1994    Trustee of the Retail Funds
Frankel LLP                                               (since April 1994) and the
Counsel to the Independent                                Institutional Funds (since
Trustees                                                  July 2003); formerly Vice
919 Third Avenue                                          Chairman of Kmart Corporation
New York, NY 10022-3902                                   (December 1998-October 2000),
                                                          Chairman and Chief Executive
                                                          Officer of Levitz Furniture
                                                          Corporation (November 1995-
                                                          November 1998) and President
                                                          and Chief Executive Officer of
                                                          Hills Department Stores (May
                                                          1991-July 1995); formerly
                                                          variously Chairman, Chief
                                                          Executive Officer, President
                                                          and Chief Operating Officer
                                                          (1987-1991) of the Sears
                                                          Merchandise Group of Sears,
                                                          Roebuck & Co.

Edwin J. Garn (72)             Trustee      Since         Consultant; Managing Director   208            Director of Franklin Covey
1031 N. Chartwell Court                     January 1993  of Summit Ventures LLC;                        (time management systems),
Salt Lake City, UT 84103                                  Director or Trustee of the                     BMW Bank of North America,
                                                          Retail Funds (since                            Inc. (industrial loan
                                                          January 1993) and the                          corporation), United Space
                                                          Institutional Funds (since                     Alliance (joint venture
                                                          July 2003); member of the Utah                 between Lockheed Martin and
                                                          Regional Advisory Board of                     the Boeing Company) and
                                                          Pacific Corp.; formerly                        Nuskin Asia Pacific
                                                          Managing Director of Summit                    (multilevel marketing);
                                                          Ventures LLC (2000-2004);                      member of the board of
                                                          United States Senator (R-Utah)                 various civic and
                                                          (1974-1992) and Chairman,                      charitable organizations.
                                                          Senate Banking Committee
                                                          (1980-1986), Mayor of Salt
                                                          Lake City, Utah (1971-1974),
                                                          Astronaut, Space Shuttle
                                                          Discovery (April 12-19, 1985),
                                                          and Vice Chairman, Huntsman
                                                          Corporation (chemical
                                                          company).

Wayne E. Hedien (70)           Trustee      Since         Retired; Director or Trustee    208            Director of The PMI Group
c/o Kramer Levin Naftalis &                 September     of the Retail Funds (since                     Inc. (private mortgage
Frankel LLP                                 1997          September 1997) and the                        insurance); Trustee and
Counsel to the Independent                                Institutional Funds (since                     Vice Chairman of The Field
Trustees                                                  July 2003); formerly                           Museum of Natural History;
919 Third Avenue                                          associated with the Allstate                   director of various other
New York, NY 10022-3902                                   Companies (1966-1994), most                    business and charitable
                                                          recently as Chairman of The                    organizations.
                                                          Allstate Corporation (March
                                                          1993-December 1994) and
                                                          Chairman and Chief Executive
                                                          Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance
                                                          Company (July 1989-December
                                                          1994).

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                              TERM OF                                       IN FUND
                               POSITION(S)  OFFICE AND                                      COMPLEX
  NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN         OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*          PAST 5 YEARS**          BY TRUSTEE***        HELD BY TRUSTEE
-----------------------------  -----------  ------------  ------------------------------  -------------  ---------------------------
Dr. Manuel H. Johnson (55)     Trustee      Since         Senior Partner, Johnson Smick   208            Director of NVR, Inc. (home
c/o Johnson Smick                           July 1991     International, Inc., a                         construction); Director of
International, Inc.                                       consulting firm; Chairman of                   KFX Energy; Director of RBS
2099 Pennsylvania Avenue,                                 the Audit Committee and                        Greenwich Capital Holdings
N.W.                                                      Director or Trustee of the                     (financial holding
Suite 950                                                 Retail Funds (since July 1991)                 company).
Washington, D.C. 20006                                    and the Institutional Funds
                                                          (since July 2003); Co-Chairman
                                                          and a founder of the Group of
                                                          Seven Council (G7C), an
                                                          international economic
                                                          commission; formerly Vice
                                                          Chairman of the Board of
                                                          Governors of the Federal
                                                          Reserve System and Assistant
                                                          Secretary of the U.S.
                                                          Treasury.

Joseph J. Kearns (62)          Trustee      Since         President, Kearns & Associates  209            Director of Electro Rent
c/o Kearns & Associates LLC                 July 2003     LLC (investment consulting);                   Corporation (equipment
PMB754                                                    Deputy Chairman of the Audit                   leasing), The Ford Family
23852 Pacific Coast Highway                               Committee and Director or                      Foundation, and the UCLA
Malibu, CA 90265                                          Trustee of the Retail Funds                    Foundation.
                                                          (since July 2003) and the
                                                          Institutional Funds (since
                                                          August 1994); previously
                                                          Chairman of the Audit
                                                          Committee of the Institutional
                                                          Funds (October 2001-July
                                                          2003); formerly CFO of the
                                                          J. Paul Getty Trust.

Michael E. Nugent (68)         Trustee      Since         General Partner of Triumph      208            Director of various
c/o Triumph Capital, L.P.                   July 1991     Capital, L.P., a private                       business organizations.
445 Park Avenue                                           investment partnership;
New York, NY 10022                                        Chairman of the Insurance
                                                          Committee and Director or
                                                          Trustee of the Retail Funds
                                                          (since July 1991) and the
                                                          Institutional Funds (since
                                                          July 2001); formerly Vice
                                                          President, Bankers Trust
                                                          Company and BT Capital
                                                          Corporation (1984-1988).

Fergus Reid (72)               Trustee      Since         Chairman of Lumelite Plastics   209            Trustee and Director of
c/o Lumelite Plastics                       July 2003     Corporation; Chairman of the                   certain investment
Corporation                                               Governance Committee and                       companies in the
85 Charles Colman Blvd.                                   Director or Trustee of the                     JPMorgan Funds complex
Pawling, NY 12564                                         Retail Funds (since July 2003)                 managed by J.P. Morgan
                                                          and the Institutional Funds                    Investment Management Inc.
                                                          (since June 1992).

INTERESTED TRUSTEES:

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                              TERM OF                                       IN FUND
                               POSITION(S)  OFFICE AND                                      COMPLEX
  NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN         OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*          PAST 5 YEARS**          BY TRUSTEE***        HELD BY TRUSTEE
-----------------------------  -----------  ------------  ------------------------------  -------------  ---------------------------
Charles A. Fiumefreddo (71)    Chairman of  Since         Chairman and Director or        208            None.
c/o Morgan Stanley Trust       the Board    July 1991     Trustee of the Retail Funds
Harborside Financial Center,   and Trustee                (since July 1991) and the
Plaza Two,                                                Institutional Funds (since
Jersey City, NJ 07311                                     July 2003); formerly Chief
                                                          Executive Officer of the
                                                          Retail Funds (until
                                                          September 2002).

James F. Higgins (56)          Trustee      Since         Director or Trustee of the      208            Director of AXA Financial,
c/o Morgan Stanley Trust                    June 2000     Retail Funds (since June 2000)                 Inc. and The Equitable Life
Harborside Financial Center,                              and the Institutional Funds                    Assurance Society of the
Plaza Two,                                                (since July 2003); Senior                      United States (financial
Jersey City, NJ 07311                                     Advisor of Morgan Stanley                      services).
                                                          (since August 2000); Director
                                                          of the Distributor and Dean
                                                          Witter Realty Inc.; previously
                                                          President and Chief Operating
                                                          Officer of the Private Client
                                                          Group of Morgan Stanley
                                                          (May 1999-August 2000), and
                                                          President and Chief Operating
                                                          Officer of Individual
                                                          Securities of Morgan Stanley
                                                          (February 1997-May 1999).

----------------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.)

OFFICERS:

                                                   TERM OF
                                POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
     EXECUTIVE OFFICER          REGISTRANT       TIME SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------  -------------   ----------------  -----------------------------------------------------------------
Mitchell M. Merin (51)         President       Since May 1999    President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                      Investment Management Inc.; President, Director and Chief
New York, NY 10020                                               Executive Officer of the Investment Adviser and the
                                                                 Administrator; Chairman and Director of the Distributor; Chairman
                                                                 and Director of the Transfer Agent; Director of various Morgan
                                                                 Stanley subsidiaries; President of the Institutional Funds (since
                                                                 July 2003) and President of the Retail Funds; Trustee (since
                                                                 July 2003) and President (since December 2002) of the Van Kampen
                                                                 Closed-End Funds; Trustee and President (since October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (65)         Executive       Since             Principal Executive Officer of Funds in the Fund Complex (since
1221 Avenue of the Americas    Vice            April 2003        May 2003); Managing Director of Morgan Stanley & Co. Incorporated,
New York, NY 10020             President and                     Morgan Stanley Investment Management Inc. and Morgan Stanley;
                               Principal                         Managing Director, Chief Administrative Officer and Director of
                               Executive                         the Investment Adviser and the Administrator; Director of the
                               Officer                           Transfer Agent; Managing Director and Director of the
                                                                 Distributor; Executive Vice President and Principal Executive
                                                                 Officer of the Institutional Funds (since July 2003) and the
                                                                 Retail Funds (since April 2003); Director of Morgan Stanley SICAV
                                                                 (since May 2004); previously President and Director of the Retail
                                                                 Funds (March 2001-July 2003) and Chief Global Operations Officer
                                                                 and Managing Director of Morgan Stanley Investment Management
                                                                 Inc.

Joseph J. McAlinden (61)       Vice            Since July 1995   Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas    President                         Adviser and Morgan Stanley Investment Management Inc., Director
New York, NY 10020                                               of the Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                 Funds; Vice President of the Institutional Funds (since July 2003)
                                                                 and the Retail Funds (since July 1995).

Barry Fink (49)                Vice            Since             General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas    President       February 1997     December 2000) of Morgan Stanley Investment Management; Managing
New York, NY 10020                                               Director (since December 2000), Secretary (since February 1997)
                                                                 and Director of the Investment Adviser and the Administrator; Vice
                                                                 President of the Retail Funds; Assistant Secretary of Morgan
                                                                 Stanley DW; Vice President of the Institutional Funds (since
                                                                 July 2003); Managing Director, Secretary and Director of the
                                                                 Distributor; previously Secretary (February 1997-July 2003) and
                                                                 General Counsel (February 1997-April 2004) of the Retail Funds;
                                                                 Vice President and Assistant General Counsel of the Investment
                                                                 Adviser and the Administrator (February 1997-December 2001).

Amy R. Doberman (42)           Vice            Since July 2004   Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas    President                         Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                               Management Inc. and the Investment Adviser, Vice President of the
                                                                 Institutional and Retail Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); previously, Managing
                                                                 Director and General Counsel - Americas, UBS Global Asset
                                                                 Management (July 2000 - July 2004) and General Counsel, Aeltus
                                                                 Investment Management, Inc. (January 1997 - July 2000).

Carsten Otto (41)              Chief           Since October     Executive Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas    Compliance      2004              Stanley Investment Management (since October 2004); Executive
New York, NY 10020             Officer                           Director of the Investment Adviser and Morgan Stanley Investment
                                                                 Management Inc.; formerly Assistant Secretary and Assistant
                                                                 General Counsel of the Morgan Stanley Retail Funds.

                                                   TERM OF
                                POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
     EXECUTIVE OFFICER          REGISTRANT       TIME SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------  -------------   ----------------  -----------------------------------------------------------------
Stefanie V. Chang (38)         Vice            Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas    President                         Stanley Investment Management Inc., and the Investment Adviser;
New York, NY 10020                                               Vice President of the Institutional Funds and the Retail Funds
                                                                 (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

Francis J. Smith (39)          Treasurer and   Treasurer since   Executive Director of the Investment Adviser and Morgan Stanley
c/o Morgan Stanley Trust       Chief           July 2003 and     Services (since December 2001); previously, Vice President of the
Harborside Financial Center,   Financial       Chief Financial   Retail Funds (September 2002-July 2003), and Vice President of the
Plaza Two,                     Officer         Officer since     Investment Adviser and the Administrator (August 2000-
Jersey City, NJ 07311                          September 2002    November 2001) and Senior Manager at PricewaterhouseCoopers LLP
                                                                 (January 1998-August 2000).

Thomas F. Caloia (58)          Vice            Since July 2003   Executive Director (since December 2002) and Assistant Treasurer
c/o Morgan Stanley Trust       President                         of the Investment Adviser, the Distributor and the Administrator;
Harborside Financial Center,                                     previously Treasurer of the Retail Funds (April 1989-July 2003);
Plaza Two,                                                       formerly First Vice President of the Investment Adviser, the
Jersey City, NJ 07311                                            Distributor and the Administrator.

Mary E. Mullin (37)            Secretary       Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                      Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                               Secretary of the Institutional Funds and the Retail Funds (since
                                                                 July 2003); formerly practiced law with the New York law firms of
                                                                 McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom
                                                                 LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.


                       2004 FEDERAL TAX NOTICE (UNAUDITED)

FOR THE YEAR ENDED DECEMBER 31, 2004, ALL OF THE FUND'S DIVIDENDS FROM NET INVESTMENT INCOME WERE EXEMPT INTEREST DIVIDENDS, EXCLUDABLE FROM GROSS INCOME FOR FEDERAL INCOME TAX PURPOSES.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley


[MORGAN STANLEY LOGO]

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                             CALIFORNIA TAX-FREE
                                                              DAILY INCOME TRUST


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004


[MORGAN STANLEY LOGO]


38555RPT-RA05-00096P-Y12/04

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees n the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2004

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES                                    $   25,660                            N/A

              NON-AUDIT FEES
                  AUDIT-RELATED FEES                        $      452(2)         $         3,746,495(2)
                  TAX FEES                                  $    5,227(3)         $            79,800(4)
                  ALL OTHER FEES                            $        -            $                 -
              TOTAL NON-AUDIT FEES                          $    5,679            $         3,826,295

              TOTAL                                         $   31,339            $         3,826,295

           2003

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES                                    $   24,750                            N/A

              NON-AUDIT FEES
                  AUDIT-RELATED FEES                        $      684(2)         $         2,847,161(2)
                  TAX FEES                                  $    4,428(3)         $           736,810(4)
                  ALL OTHER FEES                            $        -            $                 -(5)
              TOTAL NON-AUDIT FEES                          $    5,112            $         3,583,971

              TOTAL                                         $   29,862            $         3,583,971

             N/A- Not applicable, as not required by Item 4.

             (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
             (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
             (3)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and
                  review of the Registrant's tax returns.
             (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
             (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b)  Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005